22. LEASES (Details 2) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Leases Details 2
Leases used	$ 6,530,593	$ 6,870,636	$ 6,374,744